Revenues	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Revenues	Revenues
Revenues from contracts with customers by geographical areas
When attributing the line item Revenues from contracts with customers for the third quarter 2025 to the country of the legal entity executing the sale, Norway and the USA accounted for 78% and 19%, respectively, of such revenues (75% and 22%, respectively, for the second quarter of 2025 and 77% and 20%, respectively, for the third quarter of 2024).
For the first nine months of 2025, Norway and the USA accounted for 77% and 20% of such revenues, respectively
(79% and 19% respectively for the first nine months of 2024). Revenues from contracts with customers are mainly reflecting such revenues from the reporting segment MMP.

Revenues from contracts with customers and other revenues
	Quarters			First nine months
(in USD million)	Q3 2025	Q2 2025	Q3 2024	2025	2024
Crude oil	15,114	13,863	15,017	45,060	44,916
Natural gas	5,722	5,918	5,134	19,231	15,082
- European gas	4,848	4,874	4,247	16,088	12,390
- North American gas	445	477	225	1,474	729
- Other incl. Liquefied natural gas	429	568	662	1,669	1,962
Refined products	2,617	2,374	2,418	7,573	6,686
Natural gas liquids	1,593	1,825	1,804	5,442	5,707
Power	448	357	378	1,479	1,346
Transportation	328	323	300	953	1,056
Other sales	174	108	128	387	304
Revenues from contracts with customers	25,998	24,769	25,178	80,125	75,096
Total other revenues1)	19	361	238	406	871
Revenues	26,017	25,130	25,416	80,531	75,967
1)This item mainly relates to commodity derivatives and change in fair value, less cost to sell, of commodity inventories held for trading purposes.